Derivative Instruments and Hedging Activities Derivative Fair Value (Details) - Fair Value, Measurements, Recurring - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Quoted prices in active markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, fair value, net	$ 0	$ 0
Quoted prices in active markets (Level 1) | Cross currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, fair value		0
Quoted prices in active markets (Level 1) | Foreign currency forwards
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset, fair value	0	0
Quoted prices in active markets (Level 1) | Commodity swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, fair value	0	0
Significant observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, fair value, net	22,700,000	20,500,000
Significant observable inputs (Level 2) | Cross currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, fair value		(2,200,000)
Significant observable inputs (Level 2) | Foreign currency forwards
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset, fair value	44,100,000	31,600,000
Significant observable inputs (Level 2) | Commodity swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, fair value	(21,400,000)	(8,900,000)
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, fair value, net	0	0
Significant unobservable inputs (Level 3) | Cross currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, fair value		0
Significant unobservable inputs (Level 3) | Foreign currency forwards
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset, fair value	0	0
Significant unobservable inputs (Level 3) | Commodity swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, fair value	0	0
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, fair value, net	22,700,000	20,500,000
Carrying (Reported) Amount, Fair Value Disclosure | Cross currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, fair value		(2,200,000)
Carrying (Reported) Amount, Fair Value Disclosure | Foreign currency forwards
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset, fair value	44,100,000	31,600,000
Carrying (Reported) Amount, Fair Value Disclosure | Commodity swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, fair value	$ (21,400,000)	$ (8,900,000)